Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2019
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 9: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the condensed consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the condensed consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Balance due from related parties, non-current: The carrying amount of due from related parties non-current reported in the condensed consolidated balance sheet approximates its fair value.

Long-term debt: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.

Financial liability: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the financial liability continues to approximate its fair value, excluding the effect of any deferred finance costs.

The estimated fair values of the Company’s financial instruments are as follows:

	June 30, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$15,156	$15,156	$16,958	$16,958
Restricted cash	$1,699	$1,699	$1,934	$1,934
Balance due from related parties, non-current	$8,195	$8,195	$7,862	$7,862
Long-term debt, including current portion, net	$(183,004)	$(185,842)	$(133,196)	$(135,075)
Financial liability, including current portion, net	$(82,392)	$(83,903)	$(85,765)	$(87,530)

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at June 30, 2019
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$15,156	$15,156	$—	$—
Restricted cash	$1,699	$1,699	$—	$—
Balance due from related parties, non-current(1)	$8,195	$—	$8,195	$—
Long-term debt, including current portion, net(2)	$(185,842)	$—	$(185,842)	$—
Financial liability, including current portion, net (3)	$(83,903)	$—	$(83,903)	$—

	Fair Value Measurements at December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$16,958	$16,958	$—	$—
Restricted cash	$1,934	$1,934	$—	$—
Balance due from related parties, non-current(1)	$7,862	$—	$7,862	$—
Long-term debt, including current portion, net(2)	$(135,075)	$—	$(135,075)	$—
Financial liability, including current portion, net (3)	$(87,530)	$—	$(87,530)	$—

(1) The fair value of the Company’s receivable from related companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.

(2) The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(3) The fair value of the Company’s financial liability is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.